Goodwill - Summary of Carrying Amount of Goodwill Allocated to the Different Business Unit Levels (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		$ 140,940	$ 135,864	[1]
Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Reclassified as held for sale			(1,008)
Goodwill	[2]		136,533
Previously stated [member] | SAB [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			73,736
United States [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		33,277
United States [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			33,056
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		20,425
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		18,551
Peru [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		15,074
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		12,580
Mexico [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			12,035
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		8,326
Australia [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		6,922
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		5,523
Brazil [Member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			5,531
South Korea [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		4,119
South Korea [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			3,652
Ecuador [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		3,925
China [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		2,914
China [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			2,710
Honduras & El Salvador [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		2,335
Canada [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		2,056
Canada [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			1,892
Other countries [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill		$ 4,913
Other countries [member] | Previously stated [member]
Disclosure Of Carrying Amount Of Goodwill [Line Items]
Goodwill			$ 4,928

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[2]	2016 amounts previously reported.